DEBT (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	May 14, 2014
Debt Instrument [Line Items]
Repayment of revolving credit facility	$ 9,700,000	$ 0
Proceeds from Lines of Credit	64,000,000	0
Maturities of marketable securities	0	115,060,000
Repayment of term loan	0	$ 39,664,000
Debt Instrument, Fair Value Disclosure	616,956,000		$ 573,818,000
Total debt outstanding	609,000,000		554,700,000
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Fair Value Disclosure	$ 532,956,000		544,118,000
Senior Secured Revolving Credit Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Debt instrument term	5 years
Maximum borrowing capacity	$ 360,000,000			$ 360,000,000
Line of credit, outstanding	4,010,000
Total debt outstanding	$ 84,000,000		$ 29,700,000